Debt - Narrative (Details) - Social Finance, Inc. $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	May 31, 2019 USD ($) loan	Mar. 31, 2021 USD ($) loan	Dec. 31, 2020 USD ($) loan	Dec. 31, 2019 USD ($) loan	May 14, 2020 USD ($)
Debt Instrument [Line Items]
Principal amount		$ 3,854,283	$ 4,830,137	$ 4,726,904
Accrued interest payable		$ 2,856	$ 19,817	$ 5,872
Loan Warehouse Facilities
Debt Instrument [Line Items]
Number of new loans opened | loan			3	4
Face amount			$ 900,000	$ 650,000
Number of loans closed | loan			2	2
Aggregate maximum available capacity of closed loans			$ 225,000	$ 147,000
Risk Retention Warehouse Facilities
Debt Instrument [Line Items]
Number of new loans opened | loan		1	2
Student Loan Securitizations
Debt Instrument [Line Items]
Number of loans consolidated | loan			1
Value of consolidated loans			$ 458,375
Value of deconsolidated loans			458,375
Personal Loan Securitizations
Debt Instrument [Line Items]
Number of loans consolidated | loan				8
Value of consolidated loans				$ 1,739,106
Value of deconsolidated loans			$ 312,543	$ 1,366,992
Number of loans deconsolidated | loan			3	6
Number of loans called and dissolved | loan	1
Retirement of debt	$ 23,205
Seller Note | Revolving Credit Facility
Debt Instrument [Line Items]
Retirement of debt		$ 269,900
Principal repayments		250,000
Payments for accrued interest		$ 19,864
Seller Note | Galileo Financial Technologies, Inc.
Debt Instrument [Line Items]
Principal amount			$ 250,000		$ 250,000